SHARE-BASED COMPENSATION - Restricted Stock Activity (Details) - Restricted Stock Activity [Member] - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share-Based Compensation [Abstract]
Nonvested at beginning of period (in Shares)	308,411
Nonvested at beginning of period (in Dollars per share)	$ 55.02
Granted (in Shares)	129,792
Granted (in Dollars per share)	$ 74.02	$ 56.5	$ 56.5
Vested (in Shares)	(158,512)
Vested (in Dollars per share)	$ 53.55
Forfeited (in Shares)	(3,918)
Forfeited (in Dollars per share)	$ 61.08
Nonvested at ending of period (in Shares)	275,773	308,411
Nonvested at ending of period (in Dollars per share)	$ 64.8	$ 55.02